Related Party Transactions	12 Months Ended
Nov. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 12—RELATED PARTY TRANSACTIONS:
The Company has a business relationship with MiTAC Holdings Corporation (“MiTAC Holdings”), a publicly-traded company in Taiwan, which began in 1992 when MiTAC Holdings became the Company’s primary investor through its affiliates. As of both November 30, 2020 and 2019, MiTAC Holdings and its affiliates beneficially owned approximately 18% of the Company’s outstanding common stock. Mr. Matthew Miau, Chairman Emeritus of the Company’s Board of Directors and a director, is the Chairman of MiTAC Holdings and a director or officer of MiTAC Holdings’ affiliates.
Beneficial ownership of the Company’s common stock by MiTAC Holdings
As noted above, MiTAC Holdings and its affiliates in the aggregate beneficially owned approximately 18% of the Company’s outstanding common stock as of November 30, 2020. These shares are owned by the following entities:

As of November 30, 2020
MiTAC Holdings (1)	5,300
Synnex Technology International Corp. (2)	3,860

Total	9,160

1.
Shares are held via Silver Star Developments Ltd., a wholly-owned subsidiary of MiTAC Holdings. Excludes 190 shares held directly by Mr. Miau and 217 shares indirectly held by Mr. Miau through a charitable remainder trust, and 190 shares held by his spouse.

2.
Synnex Technology International Corp. (“Synnex Technology International”) is a separate entity from the Company and is a publicly-traded corporation in Taiwan. Shares are held via Peer Development Ltd., a wholly-owned subsidiary of Synnex Technology International. MiTAC Holdings owns a noncontrolling interest of 8.7% in MiTAC Incorporated, a privately-held Taiwanese company, which in turn holds a noncontrolling interest of 15.2% in Synnex Technology International. Neither MiTAC Holdings nor Mr. Miau is affiliated with any person(s), entity, or entities that hold a majority interest in MiTAC Incorporated.

MiTAC Holdings generally has influence over the Company regarding matters submitted to stockholders for consideration, including any merger or acquisition of the Company. Among other things, this could have the effect of delaying, deterring or preventing a change of control over the Company.
The following table presents the Company’s transactions with MiTAC Holdings and its affiliates for the periods indicated:

	Fiscal Years Ended November 30,
	2020	2019	2018
Purchases of inventories and services	$211,858	$173,390	$217,430
Sale of products to MiTAC Holdings and affiliates	764	761	2,422
Reimbursements received (payments made) for rent and overhead costs for use of facilities by MiTAC Holdings and affiliates, net	(129)	(41)	71
The following table presents the Company’s receivable from and payable to MiTAC Holdings and its affiliates for the periods presented:

	As of November 30,
	2020	2019
Receivable from related parties (included in Accounts receivable, net)	$26,133	$4,388
Payable to related parties (included in Accounts payable)	49,603	23,179
The Company’s business relationship with MiTAC Holdings and its affiliates has been informal and is generally not governed by long-term commitments or arrangements with respect to pricing terms, revenue or capacity commitments. The Company negotiates pricing and other material terms on a case-by-case
basis with MiTAC Holdings and affiliates. The Company has adopted a policy requiring that material transactions with MiTAC Holdings or its related parties be approved by its Audit Committee, which is composed solely of independent directors. In addition, Mr. Miau’s compensation is approved by the Nominating and Corporate Governance Committee, which is also composed solely of independent directors.
Synnex Technology International is a publicly-traded corporation in Taiwan that currently provides distribution and fulfillment services to various markets in Asia and Australia, and is also a potential competitor of the Company. Neither MiTAC Holdings nor Synnex Technology International is restricted from competing with the Company.